Capital resources (Tables)	12 Months Ended
Dec. 31, 2022
Capital resources
Schedule of regulatory capital

	2022	2021
	£m	£m
Shareholders’ equity (excluding non-controlling interests)
Shareholders’ equity	36,488	41,796
Preference shares - equity	—	(494)
Other equity instruments	(3,890)	(3,890)
	32,598	37,412
Regulatory adjustments and deductions
Own credit	(58)	21
Defined benefit pension fund adjustment	(227)	(465)
Cash flow hedging reserve	2,771	395
Deferred tax assets	(912)	(761)
Prudential valuation adjustments	(275)	(274)
Goodwill and other intangible assets	(7,116)	(6,312)
Foreseeable ordinary dividends and pension contributions	(967)	(1,211)
Adjustment for trust assets (1)	(365)	—
Foreseeable charges - on-market share buyback programme	(800)	(825)
Adjustment under IFRS 9 transitional arrangements	361	621
Insufficient coverage for non-performing exposures	(18)	(5)
	(7,606)	(8,816)

CET1 capital	24,992	28,596
Additional Tier 1 (AT1) capital
Qualifying instruments and related share premium	3,875	3,875
Qualifying instruments and related share premium subject to phase out	—	571
AT1 capital	3,875	4,446
Tier 1 capital	28,867	33,042
Qualifying Tier 2 capital
Qualifying instruments and related share premium	4,953	4,935
Qualifying instruments issued by subsidiaries and held by third parties	82	314
Other regulatory adjustments	18	457
Tier 2 capital	5,053	5,706
Total regulatory capital	33,920	38,748

(1)Prudent deduction in respect of agreement with the pension fund to establish new legal structure. See Notes 5 and 33.